UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Aerospace & Defense — 2.0%
Safran SA	471,241	$35,678,017
United Technologies Corp.	253,246	25,403,106

		$61,081,123

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	334,800	$23,486,220

		$23,486,220

Automobiles — 0.5%
Toyota Motor Corp.	241,113	$16,055,657

		$16,055,657

Banks — 7.1%
Bank of America Corp.	2,519,775	$45,053,577
Credit Agricole SA	1,640,143	25,807,021
JPMorgan Chase & Co.	715,673	49,045,071
Lloyds Banking Group PLC	28,831,135	37,544,167
Natixis SA	4,297,189	31,538,029
Regions Financial Corp.	2,992,153	31,088,470

		$220,076,335

Beverages — 3.6%
Anheuser-Busch InBev NV	325,347	$38,873,002
Constellation Brands, Inc., Class A	313,299	37,602,146
Diageo PLC	1,287,176	36,083,066

		$112,558,214

Biotechnology — 3.8%
Biogen, Inc.(1)	97,749	$31,160,426
Celgene Corp.(1)	348,336	45,719,100
Gilead Sciences, Inc.	347,955	41,009,977

		$117,889,503

Capital Markets — 2.0%
Azimut Holding SpA	1,143,880	$28,571,361
Macquarie Group, Ltd.	580,113	34,721,592

		$63,292,953

Chemicals — 2.0%
LyondellBasell Industries NV, Class A	327,122	$30,693,858
Monsanto Co.	308,016	31,383,750

		$62,077,608

Commercial Services & Supplies — 0.9%
Brambles, Ltd.	3,658,577	$29,021,115

		$29,021,115

Communications Equipment — 1.4%
QUALCOMM, Inc.	660,479	$42,528,243

		$42,528,243

Consumer Finance — 1.4%
Discover Financial Services	780,932	$43,583,815

		$43,583,815

Security	Shares	Value
Diversified Telecommunication Services — 4.1%
Deutsche Telekom AG	2,336,173	$42,243,722
Nippon Telegraph & Telephone Corp.	1,304,710	50,247,938
Verizon Communications, Inc.	778,057	36,405,287

		$128,896,947

Electric Utilities — 1.0%
NextEra Energy, Inc.	284,530	$29,932,556

		$29,932,556

Electrical Equipment — 1.7%
Mitsubishi Electric Corp.	2,008,097	$21,567,444
Nidec Corp.	348,110	31,123,225

		$52,690,669

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	1,448,043	$27,049,443
Yaskawa Electric Corp.	1,271,348	15,068,753

		$42,118,196

Food & Staples Retailing — 1.1%
CVS Health Corp.	306,977	$34,525,703

		$34,525,703

Food Products — 3.7%
Kerry Group PLC, Class A	329,911	$25,070,028
Mondelez International, Inc., Class A	1,059,144	47,799,169
Unilever NV	976,187	43,731,491

		$116,600,688

Health Care Equipment & Supplies — 1.6%
Medtronic PLC	653,811	$51,252,244

		$51,252,244

Hotels, Restaurants & Leisure — 2.8%
Accor SA	896,814	$43,964,938
Compass Group PLC	2,742,158	43,862,559

		$87,827,497

Household Products — 1.3%
Reckitt Benckiser Group PLC	411,941	$39,504,399

		$39,504,399

Industrial Conglomerates — 2.2%
Danaher Corp.	490,704	$44,928,858
Koninklijke Philips NV	897,990	25,023,582

		$69,952,440

Insurance — 4.8%
AXA SA	1,619,737	$42,656,121
Mediolanum SpA	2,881,663	23,069,843
Prudential PLC	2,205,711	51,890,300
St. James’s Place PLC	2,204,215	33,631,507

		$151,247,771

Internet Software & Services — 4.9%
Facebook, Inc., Class A(1)	454,938	$42,768,721
Google, Inc., Class C(1)	174,244	109,008,789

		$151,777,510

IT Services — 1.0%
Visa, Inc., Class A	402,940	$30,357,500

		$30,357,500

Machinery — 1.1%
SKF AB, Class B	1,820,663	$35,611,171

		$35,611,171

Security	Shares	Value
Media — 2.2%
Live Nation Entertainment, Inc.(1)	657,138	$17,230,158
Walt Disney Co. (The)	438,459	52,615,080

		$69,845,238

Multi-Utilities — 2.1%
National Grid PLC	2,913,502	$38,775,022
Sempra Energy	266,697	27,144,421

		$65,919,443

Oil, Gas & Consumable Fuels — 6.1%
Devon Energy Corp.	895,859	$44,273,352
Exxon Mobil Corp.	739,413	58,568,904
Occidental Petroleum Corp.	568,430	39,903,786
Range Resources Corp.	397,585	15,640,994
Total SA	675,399	33,326,183

		$191,713,219

Pharmaceuticals — 7.8%
Bayer AG	274,638	$40,557,571
Merck & Co., Inc.	675,355	39,818,931
Perrigo Co. PLC	244,163	46,928,129
Roche Holding AG PC	184,581	53,329,633
Takeda Pharmaceutical Co., Ltd.	655,030	32,955,419
Teva Pharmaceutical Industries, Ltd. ADR	442,770	30,559,985

		$244,149,668

Real Estate Investment Trusts (REITs) — 2.8%
Public Storage	200,808	$41,201,785
Simon Property Group, Inc.	252,136	47,204,902

		$88,406,687

Semiconductors & Semiconductor Equipment — 1.5%
NXP Semiconductors NV(1)	481,957	$46,745,009

		$46,745,009

Software — 1.9%
Oracle Corp.	897,788	$35,857,653
SAP SE	304,329	21,863,926

		$57,721,579

Specialty Retail — 3.2%
Dixons Carphone PLC	2,286,989	$16,274,009
Home Depot, Inc. (The)	485,930	56,868,388
Industria de Diseno Textil SA	751,391	25,763,734

		$98,906,131

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	529,100	$64,179,830

		$64,179,830

Textiles, Apparel & Luxury Goods — 4.0%
LVMH Moet Hennessy Louis Vuitton SE	137,590	$25,737,440
NIKE, Inc., Class B	563,204	64,892,365
Pandora A/S	290,572	32,719,487

		$123,349,292

Tobacco — 2.7%
Altria Group, Inc.	771,026	$41,928,394
Imperial Tobacco Group PLC	821,594	43,114,426

		$85,042,820

Wireless Telecommunication Services — 1.5%
Vodafone Group PLC	12,663,010	$47,967,438

		$47,967,438

Total Common Stocks (identified cost $2,857,448,506)		$2,997,892,431

Exchange-Traded Funds — 1.5%

Security			Shares	Value
Equity Funds — 1.5%
iShares MSCI Japan ETF			3,595,299	$46,487,216

				$46,487,216

Total Exchange-Traded Funds (identified cost $46,970,232)				$46,487,216

Short-Term Investments — 2.2%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)			$67,980	$67,980,358

Total Short-Term Investments (identified cost $67,980,358)				$67,980,358

Total Investments — 99.7% (identified cost $2,972,399,096)				$3,112,360,005

Call Options Written — (0.2)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,050	$2,110	8/7/15	$(855,750)
S&P 500 Index	975	2,140	8/14/15	(185,250)
S&P 500 Index	1,045	2,120	8/21/15	(1,123,375)
S&P 500 Index	960	2,120	8/28/15	(1,377,600)

				$(3,541,975)

Over-the-Counter Options — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Citibank, N.A.	22,700	EUR	3,750	8/14/15	$(102,497)
Dow Jones Euro Stoxx 50 Index	Credit Suisse International	21,250	EUR	3,650	8/28/15	(1,040,642)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	20,400	EUR	3,700	8/21/15	(429,054)
Dow Jones Euro Stoxx 50 Index	Société Générale	18,400	EUR	3,600	8/7/15	(637,428)
FTSE 100 Index	Barclays Bank PLC	6,150	GBP	6,825	8/21/15	(161,425)
FTSE 100 Index	Deutsche Bank AG	6,000	GBP	6,825	8/21/15	(157,488)
Nikkei 225 Index	Citibank N.A.	175,000	JPY	21,000	8/14/15	(143,205)
Nikkei 225 Index	Citibank, N.A.	145,000	JPY	20,625	8/21/15	(353,297)
Nikkei 225 Index	UBS AG	195,000	JPY	20,750	8/7/15	(199,278)

						$(3,224,314)

Total Call Options Written (premiums received $10,562,788)						$(6,766,289)

Other Assets, Less Liabilities — 0.5%						$14,979,209

Net Assets — 100.0%						$3,120,572,925

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $52,723.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	49.1%	$1,527,862,728
United Kingdom	12.5	388,646,893
France	7.7	238,707,749
Japan	5.4	167,018,436
Ireland	4.0	123,250,401
Netherlands	3.7	115,500,082
Germany	3.4	104,665,219
Australia	2.0	63,742,707
Switzerland	1.7	53,329,633
Italy	1.7	51,641,204
Belgium	1.2	38,873,002
Sweden	1.1	35,611,171
Denmark	1.0	32,719,487
Israel	1.0	30,559,985
Spain	0.8	25,763,734

Common Stocks	96.3%	$2,997,892,431
Exchange-Traded Funds	1.5	46,487,216
Short-Term Investments	2.2	67,980,358

Total Investments	100.0%	$3,112,360,005

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,974,321,725

Gross unrealized appreciation	$263,451,134
Gross unrealized depreciation	(125,412,854)

Net unrealized appreciation	$138,038,280

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,363,150	$9,823,321
Options written	7,297,005	107,554,253
Options terminated in closing purchase transactions	(4,780,110)	(52,846,046)
Options expired	(3,266,115)	(53,968,740)

Outstanding, end of period	613,930	$10,562,788

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,766,289.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$191,605,991	$204,377,824	$—	$395,983,815
Consumer Staples	161,855,412	226,376,412	—	388,231,824
Energy	158,387,036	33,326,183	—	191,713,219
Financials	257,177,620	309,429,941	—	566,607,561
Health Care	286,448,792	126,842,623	—	413,291,415
Industrials	93,818,184	178,024,554	—	271,842,738
Information Technology	398,495,188	36,932,679	—	435,427,867
Materials	62,077,608	—	—	62,077,608
Telecommunication Services	36,405,287	140,459,098	—	176,864,385
Utilities	57,076,977	38,775,022	—	95,851,999
Total Common Stocks	$1,703,348,095	$1,294,544,336 *	$—	$2,997,892,431
Exchange-Traded Funds	$46,487,216	$—	$—	$46,487,216
Short-Term Investments	—	67,980,358	—	67,980,358
Total Investments	$1,749,835,311	$1,362,524,694	$—	$3,112,360,005

Liability Description
Call Options Written	$(3,541,975)	$(3,224,314)	$—	$(6,766,289)
Total	$(3,541,975)	$(3,224,314)	$—	$(6,766,289)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015